Marketable securities and other investments (Tables)	12 Months Ended
Dec. 31, 2022
Marketable securities and other investments
Marketable Securities
(in thousands)	December 31, 2022	December 31, 2021
Brokerage Account	$6,757	$9,588
Other Securities	-	31
Total	$6,757	$9,619